FINANCIAL RISK MANAGEMENT (Narrative) (Details) - Foreign Currency Risk [Member] - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential fluctuations in functional currency exchange rate	10.00%
Comprehensive loss due to fluctuations in US dollar against the Canadian dollar	$ 20,587	$ 7,464	$ 26,633